Distribution Date:	09/12/24	GS Mortgage Securities Trust 2017-GS6
Determination Date:	09/06/24
Next Distribution Date:	10/11/24
Record Date:	08/30/24	Commercial Mortgage Pass-Through Certificates
Series 2017-GS6

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	GS Mortgage Securities Corporation II
Certificate Factor Detail	3		Attention: Scott Epperson	(212) 902-1000	scott.epperson@gs.com; gs-
					refgsecuritization@gs.com
Certificate Interest Reconciliation Detail	4		200 West Street | New York, NY 10282 | United States
Additional Information	5	Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Bond / Collateral Reconciliation - Cash Flows	6		Association
			Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7
			10851 Mastin Street, Suite 700 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	K-Star Asset Management LLC
Mortgage Loan Detail (Part 1)	13-14		Mike Stauber	(214) 390-7233	Michael.Stauber@kkr.com
Mortgage Loan Detail (Part 2)	15-16		5949 Sherry Lane, Suite 950 | Dallas, TX 75225 | United States
Principal Prepayment Detail	17	Asset Representations	Pentalpha Surveillance LLC
		Reviewer
Historical Detail	18
			Attention: Transaction Manager		notices@pentalphasurveillance.com
Delinquency Loan Detail	19		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Collateral Stratification and Historical Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Specially Serviced Loan Detail - Part 1	21		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	22				trustadministrationgroup@computershare.com
Modified Loan Detail	23		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Liquidated Loan Detail	24	Operating Advisor	Pentalpha Surveillance LLC
Historical Bond / Collateral Loss Reconciliation Detail	25		Attention: Transaction Manager		notices@pentalphasurveillance.com
			501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	36253PAA0	1.945000%	15,431,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	36253PAB8	3.164000%	250,000,000.00	238,147,007.80	7,179,394.96	627,914.28	0.00	0.00	7,807,309.24	230,967,612.84	31.69%	30.00%
A-3	36253PAC6	3.433000%	359,651,000.00	359,651,000.00	0.00	1,028,901.57	0.00	0.00	1,028,901.57	359,651,000.00	31.69%	30.00%
A-AB	36253PAD4	3.230000%	29,390,000.00	14,690,489.73	679,292.06	39,541.90	0.00	0.00	718,833.96	14,011,197.67	31.69%	30.00%
A-S	36253PAG7	3.638000%	84,147,000.00	84,147,000.00	0.00	255,105.66	0.00	0.00	255,105.66	84,147,000.00	22.18%	21.00%
B	36253PAH5	3.869000%	45,579,000.00	45,579,000.00	0.00	146,954.29	0.00	0.00	146,954.29	45,579,000.00	17.03%	16.13%
C	36253PAJ1	4.322000%	42,074,000.00	42,074,000.00	0.00	151,536.52	0.00	0.00	151,536.52	42,074,000.00	12.28%	11.63%
D	36253PAK8	3.243000%	46,748,000.00	46,748,000.00	0.00	126,336.47	0.00	0.00	126,336.47	46,748,000.00	7.00%	6.63%
E	36253PAP7	4.514541%	17,530,000.00	17,530,000.00	0.00	65,949.92	0.00	0.00	65,949.92	17,530,000.00	5.02%	4.75%
F	36253PAR3	4.514541%	10,518,000.00	10,518,000.00	0.00	39,569.95	0.00	0.00	39,569.95	10,518,000.00	3.83%	3.63%
G*	36253PAT9	4.514541%	33,893,308.00	33,893,308.00	0.00	105,270.35	0.00	0.00	105,270.35	33,893,308.00	0.00%	0.00%
R	36253PAV4	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Retained	N/A	4.514541%	24,170,112.00	23,084,777.11	203,158.51	86,272.70	6,873.08	0.00	296,304.29	22,881,618.60	0.00%	0.00%
Interest
Regular SubTotal			959,131,420.01	916,062,582.64	8,061,845.53	2,673,353.61	6,873.08	0.00	10,742,072.22	908,000,737.11

X-A	36253PAE2	1.153018%	738,619,000.00	696,635,497.54	0.00	669,361.28	265,868.22	0.00	935,229.50	688,776,810.51
X-B	36253PAF9	0.428098%	87,653,000.00	87,653,000.00	0.00	31,270.08	0.00	0.00	31,270.08	87,653,000.00
X-D	36253PAM4	1.271541%	46,748,000.00	46,748,000.00	0.00	49,535.00	0.00	0.00	49,535.00	46,748,000.00
Notional SubTotal			873,020,000.00	831,036,497.54	0.00	750,166.36	265,868.22	0.00	1,016,034.58	823,177,810.51

Deal Distribution Total					8,061,845.53	3,423,519.97	272,741.30	0.00	11,758,106.80

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	36253PAA0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	36253PAB8	952.58803120	28.71757984	2.51165712	0.00000000	0.00000000	0.00000000	0.00000000	31.22923696	923.87045136
A-3	36253PAC6	1,000.00000000	0.00000000	2.86083334	0.00000000	0.00000000	0.00000000	0.00000000	2.86083334	1,000.00000000
A-AB	36253PAD4	499.84653726	23.11303368	1.34542021	0.00000000	0.00000000	0.00000000	0.00000000	24.45845390	476.73350357
A-S	36253PAG7	1,000.00000000	0.00000000	3.03166673	0.00000000	0.00000000	0.00000000	0.00000000	3.03166673	1,000.00000000
B	36253PAH5	1,000.00000000	0.00000000	3.22416661	0.00000000	0.00000000	0.00000000	0.00000000	3.22416661	1,000.00000000
C	36253PAJ1	1,000.00000000	0.00000000	3.60166659	0.00000000	0.00000000	0.00000000	0.00000000	3.60166659	1,000.00000000
D	36253PAK8	1,000.00000000	0.00000000	2.70250000	0.00000000	0.00000000	0.00000000	0.00000000	2.70250000	1,000.00000000
E	36253PAP7	1,000.00000000	0.00000000	3.76211751	0.00000000	0.00000000	0.00000000	0.00000000	3.76211751	1,000.00000000
F	36253PAR3	1,000.00000000	0.00000000	3.76211732	0.00000000	0.00000000	0.00000000	0.00000000	3.76211732	1,000.00000000
G	36253PAT9	1,000.00000000	0.00000000	3.10593318	0.65618440	4.00346670	0.00000000	0.00000000	3.10593318	1,000.00000000
R	36253PAV4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
Retained	N/A	955.09599252	8.40536072	3.56939595	0.02378723	0.14513048	0.28436277	0.00000000	12.25911944	946.69063180
Interest

Notional Certificates
X-A	36253PAE2	943.15946048	0.00000000	0.90623350	0.00000000	0.00000000	0.35995313	0.00000000	1.26618663	932.51975715
X-B	36253PAF9	1,000.00000000	0.00000000	0.35674854	0.00000000	0.00000000	0.00000000	0.00000000	0.35674854	1,000.00000000
X-D	36253PAM4	1,000.00000000	0.00000000	1.05961752	0.00000000	0.00000000	0.00000000	0.00000000	1.05961752	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	08/01/24 - 08/30/24	30	0.00	627,914.28	0.00	627,914.28	0.00	0.00	0.00	627,914.28	0.00
A-3	08/01/24 - 08/30/24	30	0.00	1,028,901.57	0.00	1,028,901.57	0.00	0.00	0.00	1,028,901.57	0.00
A-AB	08/01/24 - 08/30/24	30	0.00	39,541.90	0.00	39,541.90	0.00	0.00	0.00	39,541.90	0.00
X-A	08/01/24 - 08/30/24	30	0.00	669,361.28	0.00	669,361.28	0.00	0.00	0.00	669,361.28	0.00
X-B	08/01/24 - 08/30/24	30	0.00	31,270.08	0.00	31,270.08	0.00	0.00	0.00	31,270.08	0.00
A-S	08/01/24 - 08/30/24	30	0.00	255,105.66	0.00	255,105.66	0.00	0.00	0.00	255,105.66	0.00
B	08/01/24 - 08/30/24	30	0.00	146,954.29	0.00	146,954.29	0.00	0.00	0.00	146,954.29	0.00
C	08/01/24 - 08/30/24	30	0.00	151,536.52	0.00	151,536.52	0.00	0.00	0.00	151,536.52	0.00
D	08/01/24 - 08/30/24	30	0.00	126,336.47	0.00	126,336.47	0.00	0.00	0.00	126,336.47	0.00
X-D	08/01/24 - 08/30/24	30	0.00	49,535.00	0.00	49,535.00	0.00	0.00	0.00	49,535.00	0.00
E	08/01/24 - 08/30/24	30	0.00	65,949.92	0.00	65,949.92	0.00	0.00	0.00	65,949.92	0.00
F	08/01/24 - 08/30/24	30	0.00	39,569.95	0.00	39,569.95	0.00	0.00	0.00	39,569.95	0.00
G	08/01/24 - 08/30/24	30	113,025.25	127,510.61	0.00	127,510.61	22,240.26	0.00	0.00	105,270.35	135,690.73
Retained
	08/01/24 - 08/30/24	30	2,921.88	86,847.65	0.00	86,847.65	574.94	0.00	0.00	86,272.70	3,507.82
Interest
Totals			115,947.13	3,446,335.18	0.00	3,446,335.18	22,815.20	0.00	0.00	3,423,519.97	139,198.55

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information

Total Available Distribution Amount (1)	11,758,106.80
Certificate Available Funds	11,195,934.30
Retained Interest Available Funds	289,431.21
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,463,160.90	Master Servicing Fee	8,645.56
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,553.38
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	394.42
ARD Interest	0.00	Operating Advisor Fee	2,058.85
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	173.54
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,463,160.90	Total Fees	16,825.75

Principal		Expenses/Reimbursements
Scheduled Principal	561,845.53	Reimbursement for Interest on Advances	5,539.20
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	7,500,000.00	Special Servicing Fees (Monthly)	17,276.04
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	8,061,845.53	Total Expenses/Reimbursements	22,815.24

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	272,741.30	Interest Distribution	3,423,519.97
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	8,061,845.53
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	272,741.30
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	272,741.30	Total Payments to Certificateholders and Others	11,758,106.80
Total Funds Collected	11,797,747.73	Total Funds Distributed	11,797,747.79

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	916,062,583.56	916,062,583.56	Beginning Certificate Balance	916,062,582.64
(-) Scheduled Principal Collections	561,845.53	561,845.53	(-) Principal Distributions	8,061,845.53
(-) Unscheduled Principal Collections	7,500,000.00	7,500,000.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	908,000,738.03	908,000,738.03	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	916,076,435.73	916,076,435.73	Ending Certificate Balance	908,000,737.11
Ending Actual Collateral Balance	908,014,647.45	908,014,647.45

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.92)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.92)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.51%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	15	90,614,747.30	9.98%	30	4.1879	NAP	Defeased	15	90,614,747.30	9.98%	30	4.1879	NAP
10,000,000 or less	3	23,962,362.33	2.64%	31	4.6507	3.564074	1.40 or less	7	160,863,036.21	17.72%	31	4.6940	1.139112
10,000,001 to 20,000,000	12	145,576,895.70	16.03%	31	4.7495	1.651498	1.41-1.50	2	22,907,660.67	2.52%	32	4.8399	1.494960
20,000,001 to 30,000,000	2	51,594,479.96	5.68%	31	4.6854	1.820813	1.51-1.60	1	8,679,748.84	0.96%	32	4.8000	1.550000
30,000,001 to 40,000,000	2	75,542,860.70	8.32%	31	4.2427	1.339894	1.61-1.70	0	0.00	0.00%	0	0.0000	0.000000
40,000,001 to 50,000,000	2	88,491,024.78	9.75%	30	4.5589	1.848471	1.71-2.00	9	291,922,726.23	32.15%	31	4.4557	1.847265
50,000,001 to 60,000,000	2	110,968,367.26	12.22%	28	4.4285	1.695679	2.01-2.20	1	53,128,169.38	5.85%	24	3.9740	2.170000
60,000,001 to 80,000,000	2	145,500,000.00	16.02%	29	4.1545	3.120722	2.21-3.00	4	108,884,649.40	11.99%	30	4.4521	2.519059
80,000,001 or greater	2	175,750,000.00	19.36%	31	4.1865	3.284310	3.01 or greater	3	171,000,000.00	18.83%	30	4.0699	4.352251
Totals	42	908,000,738.03	100.00%	30	4.3829	2.370429	Totals	42	908,000,738.03	100.00%	30	4.3829	2.370429
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	5	90,614,747.30	9.98%	30	4.1879	NAP	Washington, DC	1	80,250,000.00	8.84%	30	4.2460	1.790000
Alabama	1	11,544,367.91	1.27%	32	4.8300	1.490000	Totals	70	908,000,738.03	100.00%	30	4.3829	2.370429
Arizona	1	3,715,253.88	0.41%	24	3.9740	2.170000
									Property Type³
California	11	239,324,917.28	26.36%	31	4.4022	3.126913
Colorado	3	73,772,081.79	8.12%	31	4.7985	1.255218		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Florida	5	13,355,835.73	1.47%	30	4.5165	2.343737		Properties	Balance	Agg. Bal.			DSCR¹
Georgia	5	28,504,739.80	3.14%	30	4.3132	1.811672	Defeased	5	90,614,747.30	9.98%	30	4.1879	NAP
Idaho	1	13,501,512.08	1.49%	31	5.1175	1.890000	Industrial	41	74,534,310.85	8.21%	26	4.2395	2.032821
Illinois	6	7,524,327.40	0.83%	24	3.9740	2.170000	Lodging	1	13,501,512.08	1.49%	31	5.1175	1.890000
Indiana	2	11,408,772.21	1.26%	32	4.7442	1.351688	Mixed Use	6	174,675,085.77	19.24%	30	4.2595	2.379395
Kentucky	2	1,935,809.92	0.21%	24	3.9740	2.170000	Office	8	404,759,590.84	44.58%	30	4.4131	2.540010
Louisiana	1	16,349,611.58	1.80%	30	4.8800	1.220000	Retail	9	149,915,491.19	16.51%	32	4.5683	1.889480
Maryland	1	65,500,000.00	7.21%	28	3.9450	3.830000	Totals	70	908,000,738.03	100.00%	30	4.3829	2.370429
Michigan	4	4,383,248.90	0.48%	24	3.9740	2.170000
Minnesota	1	1,107,070.57	0.12%	24	3.9740	2.170000
Missouri	1	544,153.41	0.06%	24	3.9740	2.170000
Nevada	1	35,542,860.70	3.91%	32	4.1670	1.970000
New Jersey	1	863,139.84	0.10%	24	3.9740	2.170000
New York	3	51,638,306.64	5.69%	31	4.4251	0.933922
North Carolina	2	7,243,441.86	0.80%	29	4.8389	2.264808
Ohio	4	12,945,000.00	1.43%	29	4.7339	1.968290
South Carolina	2	2,274,185.79	0.25%	24	3.9740	2.170000
Tennessee	1	10,721,507.90	1.18%	32	4.7300	1.270000
Texas	4	43,435,845.54	4.78%	28	4.4419	1.889646
Virginia	1	80,000,000.00	8.81%	30	4.3260	2.540000

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	15	90,614,747.30	9.98%	30	4.1879	NAP	Defeased	15	90,614,747.30	9.98%	30	4.1879	NAP
	4.250% or less	6	342,421,030.08	37.71%	30	4.0923	3.027749	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	5	194,688,921.31	21.44%	30	4.3560	2.117139	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	4	83,241,805.76	9.17%	32	4.6608	1.708035	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	10	178,250,108.01	19.63%	31	4.8613	1.543970	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% or greater	2	18,784,125.57	2.07%	31	5.1295	2.005303	49 months or greater	27	817,385,990.73	90.02%	30	4.4045	2.329388
	Totals	42	908,000,738.03	100.00%	30	4.3829	2.370429	Totals	42	908,000,738.03	100.00%	30	4.3829	2.370429
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	15	90,614,747.30	9.98%	30	4.1879	NAP	Defeased	15	90,614,747.30	9.98%	30	4.1879	NAP
	111 months or less	27	817,385,990.73	90.02%	30	4.4045	2.329388	Interest Only	10	452,800,000.00	49.87%	31	4.2605	2.818887
	112 months or greater	0	0.00	0.00%	0	0.0000	0.000000	357 months or less	16	311,457,821.35	34.30%	31	4.6874	1.644939
	Totals	42	908,000,738.03	100.00%	30	4.3829	2.370429	358 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Other	1	53,128,169.38	5.85%	24	3.9740	2.170000
								Totals	42	908,000,738.03	100.00%	30	4.3829	2.370429
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	15	90,614,747.30	9.98%	30	4.1879	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	27	817,385,990.73	90.02%	30	4.4045	2.329388
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	42	908,000,738.03	100.00%	30	4.3829	2.370429
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	30312422	OF	Los Angeles	CA	Actual/360	4.137%	340,170.71	0.00	0.00	N/A	05/06/27	--	95,500,000.00	95,500,000.00	09/06/24
2	30312185	OF	Washington	DC	Actual/360	4.246%	293,416.29	0.00	0.00	N/A	03/06/27	--	80,250,000.00	80,250,000.00	09/06/24
3	30312200	OF	Arlington	VA	Actual/360	4.326%	298,013.33	0.00	0.00	N/A	03/06/27	--	80,000,000.00	80,000,000.00	09/06/24
4	30311500	IN	Various	Various	Actual/360	3.974%	181,885.45	22,765.41	0.00	N/A	09/04/26	--	53,150,934.79	53,128,169.38	09/06/24
4AB	30503972				Actual/360	3.974%	7,735.82	955.39	0.00	N/A	09/04/26	--	2,260,578.11	2,259,622.72	09/06/24
4C	30509427				Actual/360	3.974%	4,603.41	568.53	0.00	N/A	09/04/26	06/06/26	1,345,217.56	1,344,649.03	09/06/24
4D	30509515				Actual/360	3.974%	4,338.36	535.80	0.00	N/A	09/04/26	06/06/26	1,267,764.95	1,267,229.15	09/06/24
4E	30509567				Actual/360	3.974%	2,904.58	358.72	0.00	N/A	09/04/26	--	848,783.14	848,424.42	09/06/24
4F	30509851				Actual/360	3.974%	7,279.48	911.12	0.00	N/A	09/04/26	06/06/26	2,127,224.62	2,126,313.50	09/06/24
4G	30509943				Actual/360	3.974%	5,789.92	724.69	0.00	N/A	09/04/26	06/06/26	1,691,942.11	1,691,217.42	09/06/24
4H	30509966				Actual/360	3.974%	5,926.31	741.76	0.00	N/A	09/04/26	06/06/26	1,731,799.69	1,731,057.93	09/06/24
4I	30510016				Actual/360	3.974%	1,828.12	228.81	0.00	N/A	09/04/26	06/06/26	534,216.10	533,987.29	09/06/24
4J	30510474				Actual/360	3.974%	3,953.16	494.79	0.00	N/A	09/04/26	06/06/26	1,155,201.23	1,154,706.44	09/06/24
4K	30510612				Actual/360	3.974%	8,414.35	1,053.17	0.00	N/A	09/04/26	06/06/26	2,458,858.53	2,457,805.36	09/06/24
4L	30510914				Actual/360	3.974%	1,412.87	176.83	0.00	N/A	09/04/26	06/06/26	412,870.73	412,693.90	09/06/24
5	30312188	MU	Rockville	MD	Actual/360	3.945%	222,508.96	0.00	0.00	N/A	01/06/27	--	65,500,000.00	65,500,000.00	09/06/24
6	30312429	OF	Englewood	CO	Actual/360	4.846%	241,676.04	74,793.60	0.00	N/A	04/06/27	--	57,914,991.48	57,840,197.88	09/06/24
7A3	30312431	OF	Short Hills	NJ	Actual/360	4.060%	104,883.33	0.00	0.00	N/A	04/01/27	--	30,000,000.00	30,000,000.00	08/01/24
7A4	30312457				Actual/360	4.060%	69,223.00	0.00	0.00	N/A	04/01/27	--	19,800,000.00	19,800,000.00	08/01/24
8	30312432	RT	Redlands	CA	Actual/360	4.650%	186,193.75	0.00	0.00	N/A	05/06/27	--	46,500,000.00	46,500,000.00	09/06/24
9	30312193	OF	Plano	TX	Actual/360	4.458%	161,459.32	68,452.61	0.00	N/A	01/06/27	--	42,059,477.39	41,991,024.78	09/06/24
10	30312433	MU	New York	NY	Actual/360	4.310%	148,455.56	0.00	0.00	N/A	04/06/27	--	40,000,000.00	40,000,000.00	09/06/24
11	30312434	MU	Las Vegas	NV	Actual/360	4.167%	127,725.05	52,499.37	0.00	N/A	05/06/27	--	35,595,360.07	35,542,860.70	09/06/24
12	30312435	OF	San Francisco	CA	Actual/360	4.910%	122,320.64	37,070.65	0.00	N/A	03/06/27	--	28,933,654.08	28,896,583.43	09/06/24
13	30312436	RT	Buford	GA	Actual/360	4.400%	86,138.28	36,548.14	0.00	N/A	05/06/27	--	22,734,444.67	22,697,896.53	09/06/24
14	30312437	MU	Lafayette	LA	Actual/360	4.880%	68,832.11	30,318.97	0.00	N/A	03/05/27	--	16,379,930.55	16,349,611.58	09/06/24
15	30312438	LO	Charleston	SC	Actual/360	4.558%	59,726.49	29,542.33	0.00	N/A	04/06/27	--	15,218,825.20	15,189,282.87	09/06/24
16	30312439	RT	Denver	CO	Actual/360	4.694%	58,374.41	21,963.22	0.00	N/A	05/06/27	--	14,440,225.17	14,418,261.95	09/06/24

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
17	30312440	LO	Meridian	ID	Actual/360	5.117%	59,602.94	23,904.99	0.00	N/A	04/06/27	--	13,525,417.07	13,501,512.08	09/06/24
18	30312441	IN	Fremont	CA	Actual/360	4.850%	47,545.46	21,054.48	0.00	N/A	04/06/27	--	11,384,347.24	11,363,292.76	09/06/24
19	30312442	RT	Albertville	AL	Actual/360	4.830%	48,097.27	19,792.36	0.00	N/A	05/06/27	--	11,564,160.27	11,544,367.91	09/06/24
20	30312443	OF	Sarasota	FL	Actual/360	4.598%	46,018.82	19,408.79	0.00	N/A	04/06/27	--	11,621,444.70	11,602,035.91	09/06/24
21	30312444	RT	Avon	IN	Actual/360	4.774%	45,236.56	20,477.24	0.00	N/A	05/06/27	--	11,003,934.14	10,983,456.90	09/06/24
22	30312445	RT	Santee	CA	Actual/360	3.830%	41,225.69	0.00	0.00	N/A	05/06/27	--	12,500,000.00	12,500,000.00	09/06/24
23	30312446	MU	Carlsbad	CA	Actual/360	4.840%	50,013.33	0.00	0.00	N/A	04/06/27	--	12,000,000.00	12,000,000.00	09/06/24
24	30312447	RT	Murfreesboro	TN	Actual/360	4.730%	43,745.49	18,707.61	0.00	N/A	05/06/27	--	10,740,215.51	10,721,507.90	09/06/24
25	30312448	MF	Houston	TX	Actual/360	4.611%	38,977.34	18,769.13	0.00	N/A	05/06/27	--	9,816,526.40	9,797,757.27	09/06/24
26	30312449	IN	Twinsburg	OH	Actual/360	4.954%	42,905.45	15,832.72	0.00	N/A	03/05/27	--	10,058,681.43	10,042,848.71	09/06/24
27	30312450	RT	Brooklyn	NY	Actual/360	4.908%	44,590.09	0.00	0.00	N/A	03/05/27	--	10,550,000.00	10,550,000.00	09/06/24
28	30312451	RT	Woodland Hills	CA	Actual/360	4.252%	36,614.44	0.00	0.00	N/A	04/06/27	--	10,000,000.00	10,000,000.00	09/06/24
29	30312452	OF	Riverside	CA	Actual/360	4.800%	35,933.79	13,909.42	0.00	N/A	05/06/27	--	8,693,658.26	8,679,748.84	08/06/24
30	30312453	SS	Royersford	PA	Actual/360	5.257%	33,951.46	7,500,000.00	0.00	N/A	04/06/27	--	7,500,000.00	0.00	09/06/24
31	30312454	MU	Cornelius	NC	Actual/360	5.160%	23,513.67	9,284.88	0.00	N/A	04/06/27	--	5,291,898.37	5,282,613.49	09/06/24
Totals							3,463,160.90	8,061,845.53	0.00				916,062,583.56	908,000,738.03
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	48,426,793.24	45,292,529.12	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
2	20,844,467.38	19,543,306.32	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
3	23,349,845.12	23,444,512.92	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
4	29,495,307.09	6,522,060.83	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
4AB	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
4C	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
4D	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
4E	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
4F	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
4G	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
4H	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
4I	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
4J	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
4K	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
4L	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
5	26,524,792.78	5,285,745.64	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
6	6,659,518.10	1,696,379.26	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
7A3	0.00	0.00	--	--	--	0.00	0.00	104,754.17	104,754.17	0.00	0.00	Full Defeasance
7A4	0.00	0.00	--	--	--	0.00	0.00	69,137.74	69,137.74	0.00	0.00	Full Defeasance
8	4,481,506.00	1,065,305.00	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
9	11,857,820.00	3,047,918.00	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
10	6,901,815.24	5,807,781.68	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
11	4,682,083.48	1,120,684.38	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
12	3,470,427.80	3,693,633.06	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,505,705.00	2,627,156.58	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,547,683.62	386,977.19	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	1,209,999.33	1,152,922.34	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
17	1,427,119.55	489,369.07	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,264,746.29	1,274,232.24	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,285,528.42	1,307,380.46	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,930,429.47	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	935,551.03	276,976.04	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
22	921,500.50	1,009,149.54	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,504,364.13	1,633,036.45	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	141.94	0.00
24	1,074,601.76	999,626.60	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
26	1,233,915.28	1,427,051.82	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
27	772,535.66	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	2,314,071.43	2,764,735.25	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
29	934,768.97	249,700.47	01/01/24	03/31/24	--	0.00	0.00	49,805.78	49,805.78	0.00	0.00
30	900,240.10	897,766.16	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
31	762,516.43	903,420.62	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	209,219,653.20	133,919,357.04				0.00	0.00	223,697.69	223,697.69	141.94	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
30	30312453	7,500,000.00	Payoff w/ penalty	272,741.30	0.00
Totals		7,500,000.00		272,741.30	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/12/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	7,500,000.00	4.382926%	4.361551%	30
08/12/24	0	0.00	1	80,250,000.00	0	0.00	0	0.00	0	0.00	1	53,150,934.79	0	0.00	0	0.00	4.390241%	4.368911%	31
07/12/24	1	80,250,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.390394%	4.369060%	32
06/12/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.390560%	4.369222%	33
05/10/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.390711%	4.369369%	34
04/12/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.390876%	4.369529%	35
03/12/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	56,142,641.10	0	0.00	0	0.00	4.391025%	4.369674%	36
02/12/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.391202%	4.369847%	37
01/12/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.391349%	4.369990%	38
12/12/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.391496%	4.370133%	39
11/10/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.391656%	4.370289%	40
10/13/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.391801%	4.370430%	41
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
7A3	30312431	08/01/24	0	B	104,754.17	104,754.17	0.00		30,000,000.00
7A4	30312457	08/01/24	0	B	69,137.74	69,137.74	0.00		19,800,000.00
29	30312452	08/06/24	0	A	49,805.78	49,805.78	15,422.50		8,693,658.26	04/23/24	9
Totals					223,697.69	223,697.69	15,422.50		58,493,658.26
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		68,955,877	68,955,877	0		0
25 - 36 Months		839,044,861	839,044,861	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-24	908,000,738	908,000,738	0	0	0	0
Aug-24	916,062,584	835,812,584	0	80,250,000	0	0
Jul-24	916,622,293	836,372,293	80,250,000	0	0	0
Jun-24	917,223,644	917,223,644	0	0	0	0
May-24	917,778,932	917,778,932	0	0	0	0
Apr-24	918,376,020	918,376,020	0	0	0	0
Mar-24	918,926,921	918,926,921	0	0	0	0
Feb-24	919,563,841	919,563,841	0	0	0	0
Jan-24	920,110,213	920,110,213	0	0	0	0
Dec-23	920,654,512	920,654,512	0	0	0	0
Nov-23	921,241,006	921,241,006	0	0	0	0
Oct-23	921,781,005	921,781,005	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
2	30312185	80,250,000.00	80,250,000.00	404,000,000.00	12/14/16	18,747,913.32	1.79000	03/31/24	03/06/27	I/O
29	30312452	8,679,748.84	8,693,658.26	12,100,000.00	03/23/17	231,092.22	1.55000	03/31/24	05/06/27	271
Totals		88,929,748.84	88,943,658.26	416,100,000.00		18,979,005.54

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
2	30312185	OF	DC	05/16/24	98

9/6/2024 - The loan recently transferred to the Special Servicer for Imminent Monetary Default. The Largest tenant CFTC will be vacating. PNL has been executed and negotiations are in process with the Borrower.

29	30312452	OF	CA	04/23/24	9

9/6/2024 - Loan transferred to SS as of 4/23/2024 due to failure to remit excess cash due to Noteholder. The Loan is secured by a 5-story office building located in Riverside, CA. Noteholder has engaged legal counsel and the Loan file is under review. The Loan is cash managed and monthly installments have been paid through August 2024. Borrower has entered into a Reinstatement Agreement and remitted funds due Noteholder. SS is in the process of returning this loan to the

Master Servicer.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
4	30311500	0.00	3.97400%	0.00	3.97400%	8	10/06/22	10/06/22	11/03/22
4	30311500	0.00	3.97400%	0.00	3.97400%	8	12/21/22	12/06/22	01/06/23
4	30311500	0.00	3.97400%	0.00	3.97400%	8	02/02/23	01/06/23	02/02/23
4	30311500	0.00	3.97400%	0.00	3.97400%	8	06/29/23	06/06/23	07/06/23
4	30311500	0.00	3.97400%	0.00	3.97400%	8	07/13/23	07/06/23	07/18/23
4	30311500	0.00	3.97400%	0.00	3.97400%	8	08/01/23	08/06/23	08/07/23
4	30311500	0.00	3.97400%	0.00	3.97400%	8	02/23/24	02/06/24	03/04/24
4	30311500	0.00	3.97400%	0.00	3.97400%	8	07/11/24	07/06/24	07/24/24
15	30312438	16,633,083.86	4.55750%	16,633,083.86	4.55750%	8	05/26/20	06/05/20	06/04/20
15	30312438	0.00	4.55750%	0.00	4.55750%	8	01/08/21	12/04/20	01/22/21
32	30312455	0.00	4.85000%	0.00	4.85000%	8	11/22/21	11/22/21	05/05/22
Totals		16,633,083.86		16,633,083.86
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2	0.00	0.00	17,276.04	0.00	0.00	0.00	0.00	0.00	5,539.20	0.00	0.00	0.00
Total	0.00	0.00	17,276.04	0.00	0.00	0.00	0.00	0.00	5,539.20	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		22,815.24

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Supplemental Notes
Risk Retention

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com, specifically under the "Risk Retention Compliance"tab for the GSMS 2017-GS6 transaction, certain Information provided to the

Certificate Administrator regarding compliance with the Credit Risk Retention Rules. Investors should refer to the Certificate Administrator's website for all such information.

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